Borrowings (Details 3) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended				0 Months Ended											12 Months Ended				12 Months Ended				0 Months Ended			0 Months Ended				0 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended					12 Months Ended										0 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended	0 Months Ended					0 Months Ended
	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Letters of credit	Apr. 10, 2013 Term loans due in 2017 LIBOR	Apr. 10, 2013 Term loans due in 2017 Base rate	Feb. 13, 2013 Senior secured term loan facility due September 2018	Sep. 27, 2012 Senior secured term loan facility due September 2018	Feb. 13, 2013 Senior secured term loan facility due September 2018 Subsequent event	Feb. 13, 2013 Senior secured term loan facility due September 2018 LIBOR U.S. denominated term loan	Sep. 27, 2012 Senior secured term loan facility due September 2018 LIBOR U.S. denominated term loan	Feb. 13, 2013 Senior secured term loan facility due September 2018 LIBOR U.S. denominated term loan Subsequent event	Feb. 13, 2013 Senior secured term loan facility due September 2018 Base rate	Sep. 27, 2012 Senior secured term loan facility due September 2018 Base rate	Feb. 13, 2013 Senior secured term loan facility due September 2018 Base rate Subsequent event	Dec. 31, 2012 8.875% Senior secured first lien notes due 2020	Sep. 30, 2013 8.875% Senior secured first lien notes due 2020	Apr. 10, 2013 9.875% Senior unsecured notes due 2015	Dec. 31, 2012 9.875% Senior unsecured notes due 2015	Dec. 31, 2011 10.55% senior notes	Jan. 30, 2013 10.55% senior notes	Dec. 31, 2012 10.55% senior notes	Dec. 31, 2012 11.25% Senior unsecured subordinated notes due 2016	Mar. 23, 2012 7.375% Senior secured first lien notes due 2019 item	Sep. 30, 2013 7.375% Senior secured first lien notes due 2019	Dec. 31, 2012 7.375% Senior secured first lien notes due 2019	Sep. 27, 2012 6.75% Senior secured first lien notes due 2020	Aug. 16, 2012 6.75% Senior secured first lien notes due 2020	Sep. 30, 2013 6.75% Senior secured first lien notes due 2020	Dec. 31, 2012 6.75% Senior secured first lien notes due 2020	Feb. 13, 2013 11.25% senior unsecured notes due 2021	Sep. 30, 2013 11.25% senior unsecured notes due 2021	Feb. 13, 2013 11.25% senior unsecured notes due 2021 Subsequent event	Dec. 31, 2012 8.25% Senior secured second lien notes due 2021	Dec. 31, 2011 12.625% Senior unsecured notes due 2021	Sep. 30, 2013 12.625% Senior unsecured notes due 2021	Dec. 31, 2012 12.625% Senior unsecured notes due 2021	Dec. 31, 2012 8.75%/10.00% PIK toggle senior second lien notes due 2022	Nov. 30, 2011 5.625% notes due 2011	Jun. 30, 2010 4.50% notes due 2010	Dec. 31, 2010 Senior Secured Credit Facilities U.S. denominated term loan	Dec. 31, 2010 Senior Secured Credit Facilities Euro denominated term loan	Sep. 30, 2013 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility	Dec. 31, 2011 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility Minimum	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility Maximum	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility LIBOR	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility Prime rate	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility Federal funds effective base rate	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility Maturing on September 24, 2013	Dec. 31, 2012 Senior Secured Credit Facilities Senior Secured Revolving Credit Facility Maturing between June 24, 2015 and September 24, 2016	Sep. 30, 2013 Senior Secured Credit Facilities Letters of credit	Dec. 31, 2012 Senior Secured Credit Facilities Letters of credit	Dec. 31, 2011 Senior Secured Credit Facilities Letters of credit	Aug. 16, 2012 Senior Secured Credit Facilities Senior Secured Term Loan Facility	Dec. 31, 2010 Senior Secured Credit Facilities Senior Secured Term Loan Facility	Sep. 27, 2012 Senior Secured Credit Facilities 2014 Term Loans	Aug. 16, 2012 Senior Secured Credit Facilities 2014 Term Loans	Mar. 13, 2012 Senior Secured Credit Facilities 2014 Term Loans	Dec. 31, 2012 Senior Secured Credit Facilities 2014 Term Loans	Dec. 31, 2011 Senior Secured Credit Facilities 2014 Term Loans	Dec. 31, 2012 Senior Secured Credit Facilities 2014 Term Loans U.S. denominated term loan	Dec. 31, 2011 Senior Secured Credit Facilities 2014 Term Loans U.S. denominated term loan	Dec. 31, 2012 Senior Secured Credit Facilities 2014 Term Loans Euro denominated term loan	Dec. 31, 2011 Senior Secured Credit Facilities 2014 Term Loans Euro denominated term loan	Mar. 23, 2012 Senior Secured Credit Facilities Term loans due in 2017	Dec. 31, 2012 Senior Secured Credit Facilities Term loans due in 2017	Dec. 31, 2012 Senior Secured Credit Facilities Term loans due in 2017 U.S. denominated term loan	Dec. 31, 2012 Senior Secured Credit Facilities Term loans due in 2017 Euro denominated term loan	Dec. 31, 2012 Senior Secured Credit Facilities March 2018 Term Loan	Dec. 31, 2011 Senior Secured Credit Facilities March 2018 Term Loan	Dec. 31, 2012 Senior Secured Credit Facilities March 2018 Term Loan U.S. denominated term loan	Dec. 31, 2011 Senior Secured Credit Facilities March 2018 Term Loan U.S. denominated term loan	Dec. 31, 2012 Senior Secured Credit Facilities March 2018 Term Loan Euro denominated term loan	Dec. 31, 2011 Senior Secured Credit Facilities March 2018 Term Loan Euro denominated term loan	Dec. 31, 2012 Senior Secured Credit Facilities Senior secured term loan facility due September 2018 U.S. denominated term loan	Sep. 27, 2012 2012 Modifications and Amendment to the Senior Secured Credit Facilities	Aug. 16, 2012 2012 Modifications and Amendment to the Senior Secured Credit Facilities	Mar. 23, 2012 2012 Modifications and Amendment to the Senior Secured Credit Facilities	Dec. 31, 2012 2012 Modifications and Amendment to the Senior Secured Credit Facilities	Dec. 31, 2011 2012 Modifications and Amendment to the Senior Secured Credit Facilities	Mar. 01, 2013 2012 Modifications and Amendment to the Senior Secured Credit Facilities Subsequent event	Aug. 16, 2012 2012 Modifications and Amendment to the Senior Secured Credit Facilities LIBOR	Mar. 13, 2012 2012 Modifications and Amendment to the Senior Secured Credit Facilities LIBOR	Aug. 16, 2012 2012 Modifications and Amendment to the Senior Secured Credit Facilities Base rate U.S. denominated term loan	Mar. 13, 2012 2012 Modifications and Amendment to the Senior Secured Credit Facilities Base rate U.S. denominated term loan
Borrowings
Credit commitment																																												$ 1,016.2	$ 1,515.3							$ 499.1	$ 1,016.2	$ 500.0	$ 500.0
Amount outstanding																																												95.0	0																	253.9	6,554.9	130.7	6,154.2	123.2	400.7		2,658.6	2,424.2	234.4	4,633.3	4,626.2	4,225.1	4,225.3	408.2	400.9	728.6
Remaining amount available																																												873.1											1,470.2
Amount of debt issued					45.1																																																	48.1	45.1	45.0
Variable interest rate basis						LIBOR	base rate				LIBOR	LIBOR	LIBOR	base rate	Base Rate	base rate																																	LIBOR	prime rate	federal funds effective rate													LIBOR		euro LIBOR				LIBOR	euro LIBOR			LIBOR		euro LIBOR		LIBOR							LIBOR	LIBOR	base rate	base rate
Basis spread on variable interest rate basis (as a percent)						5.00%	4.00%				5.00%	5.00%	5.00%	4.00%	4.00%	4.00%																																			0.50%													2.75%		2.75%				5.00%	5.00%			4.00%		4.00%		5.00%							5.00%	5.00%	4.00%	4.00%
Weighted-average interest rates (as a percent)																																													5.25%	5.80%
Issue price as a percentage of par value									98.25%								98.387%								99.50%			100.75%	99.193%
Commitment fee on undrawn portion (as a percent)																																															0.50%	0.75%
Payment of equal quarterly installments in aggregate annual amounts equal to percentage of the original principal amount																																																										1.00%
Principal payments																																								32.6	13.1	89.2	7.0														1,266.0	96.2	1,573.0									807.0
Issuance of debt								258	750	258															845			850	1,300			785		785
Interest rate (as a percent)																	8.875%	8.875%	9.875%	9.875%		10.55%	10.55%	11.25%	7.375%	7.375%	7.375%			6.75%	6.75%	11.25%	11.25%	11.25%	8.25%		12.625%	12.625%		5.625%	5.625%
Debt financing costs	122.0	13.7	3.2	8.1																																																																											21.0	23.2	31.5			14.0
Premium paid related to tender offer and debt repurchase																																																																																				21
Debt converted																																																												295.0	3,200.0
Discount (premium) on debt issued									13.1								8.2								4.2			(6.4)	10.5																																																		16.3	17.8	27.0	27.3	27.2
Long term debt redemption with net cash proceeds from certain equity offerings, redemption price as percentage of principal amount																																111.25%		111.25%
Period given to complete exchange after the issue date																																360 days		360 days
Increase in annual interest rate (as a percent)																																0.25%		0.25%
Additional annual interest rate increase (as a percent)																																0.25%		0.25%
Registration default period over which additional annual interest rate will be increased																																90 days		90 days
Maximum additional interest rate (as a percent)																																0.50%		0.50%
Long term debt redemption price as percentage of principal amount																	100.00%								100.00%			100.00%				100.00%		100.00%	100.00%	100.00%			100.00%
Long term debt redemption with net cash proceeds from certain equity offerings as percentage of principal amount																	35.00%								35.00%			35.00%				35.00%		35.00%	35.00%	35.00%			35.00%
Cash interest rate (as a percent)																																							8.75%
PIK interest rate (as a percent)																																							10.00%
Outstanding aggregate principal amount of the PIK toggle notes which bears cash interest rate (as a percent)																																							50.00%
Outstanding aggregate principal amount of the PIK toggle notes which bears PIK interest rate (as a percent)																																							50.00%
Principal amount of notes increased resulting from payment of accrued interest expense																					73.1
Number of voting classes																									1
Deferred financing costs
Deferred financing costs		218.2	269.8
Weighted-average amortization period of deferred financing costs		6 years
Future aggregate annual maturities of long-term debt
2013		80.3
2014		294.0
2015		1,568.0
2016		2,506.6
2017		2,672.0
Thereafter		$ 15,665.4